CONTINGENCIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Jul. 25, 2016	Dec. 31, 2007
Disclosure of contingent liabilities [line items]
Amounts committed		$ 12,750
Agreement term		3 years
Explanation of possibility of reimbursement, contingent liabilities		Paid a fine of KUS$6,744 and interest of ThUS$ 2,694.
Payable to SEC	[1]		$ 4,719
Lan Airlines S.A. [Member]
Disclosure of contingent liabilities [line items]
Investigation of payments					$ 1,150,000
Atlantic Aviation Investments, LLC (AAI) [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	10,976
LATAM Airlines Group S.A. y Lan Cargo S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	9,892
Investigation of payments				$ 6,744
Lan Cargo S.A. y LATAM Airlines Group S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	0
Aerolinhas Brasileiras S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	11,828
Aerolinhas Brasileiras S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	15,811
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	66,258
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	100,240
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	64,383
Aerovias de Integracion Regional, AIRES S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	12,443
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	73,890
Tam Viagens S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	108,396
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	16,170
TAM S.A. and Subsidiaries [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	149,031
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	17,230
LATAM Airlines Group S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	21,547
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	42,548
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	15,910
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	17,657
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	17,844
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	14,647
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	10,808
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	27,226
Pantanal Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	10,877
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	27,369
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	9,983
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	22,253
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	16,079
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	34,321
SNEA (Sindicato Nacional das empresas aeroviarias) [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	23,118
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[2]	$ 0

[1]	Provision made for payments of fines, on July 25, 2016 LATAM reached agreements with the U.S. Department of Justice ("DOJ") U.S. and the Securities and Exchange Commission ("SEC") both authorities of the United States of America, in force as of this date, regarding the investigation on payments by LAN Airlines S.A. made in 2006-2007 to a consultant who advised on the resolution of labor matters in Argentina. The amount to the SEC agreement is ThUS$ 6,744 plus interests of ThUS$ 2,694.
[2]	The Company has reported the amounts involved only for the lawsuits for which a reliable estimation can be made of the financial impacts and of the possibility of any recovery, pursuant to Paragraph 86 of IAS 37 Provisions, Contingent Liabilities and Contingent Assets.